Supplemental Balance Sheet Information	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Balance Sheet Information	Supplemental Balance Sheet Information
Additional supplemental balance sheet information is provided in the table that follows.

(Millions)	2021	2020
Other current assets
Derivative assets-current	$78	$34
Insurance related (receivables, prepaid expenses and other)	110	125
Other	151	166
Total other current assets	$339	$325

Property, plant and equipment - at cost
Land	$312	$338
Buildings and leasehold improvements	8,086	8,021
Machinery and equipment	17,305	16,866
Construction in progress	1,510	1,425
Gross property, plant and equipment	27,213	26,650
Accumulated depreciation	(17,784)	(17,229)
Property, plant and equipment - net	$9,429	$9,421

Other assets
Deferred income taxes	$581	$871
Prepaid pension and post retirement	943	630
Insurance related receivables and other	51	49
Cash surrender value of life insurance policies	261	258
Equity method investments	129	134
Equity and other investments	133	80
Other	510	418
Total other assets	$2,608	$2,440

Other current liabilities
Accrued rebates	$731	$639
Deferred revenue	529	498
Derivative liabilities	23	81
Employee benefits and withholdings	219	192
Contingent liability claims and other	487	556
Property, sales-related and other taxes	326	308
Pension and postretirement benefits	78	71
Other	798	933
Total other current liabilities	$3,191	$3,278

Other liabilities
Long term income taxes payable	$1,324	$1,511
Employee benefits	400	410
Contingent liability claims and other	872	815
Finance lease obligations	93	93
Deferred income taxes	458	333
Other	256	300
Total other liabilities	$3,403	$3,462